Operating and Administrative Expenses	12 Months Ended
Dec. 31, 2014
Supplemental Cost Information [Abstract]
Other Cost And Expense Disclosure Operating [Text Block]

NOTE 13. OPERATING AND ADMINISTRATIVE EXPENSES

Our employees and retirees are covered under a number of pension, stock compensation, health and life insurance plans. The principal pension plans are the GE Pension Plan, a defined benefit plan for U.S. employees and the GE Supplementary Pension Plan, an unfunded plan providing supplementary benefits to higher-level, longer-service U.S. employees. Employees of certain affiliates are covered under separate pension plans, which are not significant individually or in the aggregate. We provide health and life insurance benefits to certain of our retired employees, principally through GE Company’s benefit program. The annual cost to us of providing these benefits is not material.

RENTAL EXPENSE

Rental expense under operating leases is shown below.

(In millions)	2014	2013	2012

Equipment for sublease	$35	$63	$148
Other rental expense	328	344	368

At December 31, 2014, minimum rental commitments under noncancellable operating leases aggregated $1,295 million. Amounts payable over the next five years follow.

(In millions)	2015	2016	2017	2018	2019

	$225	$193	$168	$133	$113